Commitments and Contingencies (Details 2) (Blizzard and Shanghai EaseNet)	12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2012 Licensing Rights contract	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos games	Mar. 31, 2012 World of Warcraft License Agreement	Apr. 30, 2009 World of Warcraft License Agreement	Dec. 31, 2012 StarCraft II and World of Warcraft licensing agreements CNY contract	Dec. 31, 2012 Prescribed hardware purchase/lease commitments CNY	Nov. 30, 2012 All Stars in the PRC USD ($)	Nov. 30, 2012 All Stars in the PRC CNY
Commitments
Number of personal computer strategy games agreed to be licensed		3
Estimated useful lives of assets		3 years		3 years			3 years	3 years
Extension in license term		1 year	3 years
Number of license contracts entered into by the company with Blizzard	3				2
Total commitment expected to be incurred for license contracts					3,500,000,000		$ 60,300,000	375,900,000
Commitments under the two license contracts
2013					636,700,000
2014					401,900,000
2015					85,300,000
Total					1,123,900,000	218,000,000